OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of detailed information about fair value of financial instruments [Table Text Block]
	December 31,	December 31,
	2025	2024
FVTPL marketable securities (a)	$26,168	$1,283
FVTOCI marketable securities (b)	154,218	48,498
Total other financial assets	$180,386	$49,781